Debt - movement (Details) - Debt - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt
Debt at beginning of period	₽ 4,734	₽ 6,563
Repayment/ buy back of debt	(810)	(1,854)
Interest expense	360	501
Interest paid	(362)	(476)
Debt at end of period	₽ 3,922	₽ 4,734